Consolidated Cash Flow Statement (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2016 GBP (£)
Statement of cash flows [abstract]
Cash consideration received on sale of subsidiaries	£ 149 [1]
Net assets disposed	£ 138

[1]	In 2016, the Santander UK group sold a number of subsidiaries for a cash consideration of £149m. The net assets disposed of consisted of other assets and other liabilities of £138m.